CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Current Assets:
Cash and cash equivalents	$ 3,076,120	$ 893,598	$ 326,561
Accounts receivable (less allowance for doubtful accounts of $59,067 and $30,000 in 2021 and 2020, respectively)	1,558,716	554,587	691,436
Prepaid expenses and other current assets	392,489	239,472	80,728
Total Current Assets	5,027,325	1,687,657	1,098,725
Property and Equipment:
Property and equipment	6,327,875	7,845,423	6,894,087
Less—Accumulated depreciation	(4,177,560)	(5,543,822)	(4,705,256)
Net Property and Equipment	2,150,315	2,301,601	2,188,831
Other Assets:
Goodwill	13,216,040	3,015,700	3,015,700
Operating lease right-of-use assets	198,549	241,911	324,267
Other assets	72,153	49,310	65,433
Intangible assets, net	391,662	455,935	649,934
Total Other Assets	13,878,404	3,762,856	4,055,334
Total Assets	21,056,044	7,752,114	7,342,890
Current Liabilities:
Accounts payable and accrued expenses	1,547,763	979,552	906,716
Dividend payable		1,115,674	970,997
Deferred revenue	431,047	461,893	432,942
Line of credit	0	24	75,000
Finance leases payable	174,110	168,139	0
Finance leases payable related party	973,245	1,149,403	833,148
Operating lease liabilities short term	106,102	104,549	101,505
Contingent Consideration	4,950,000
Note payable	481,977	374,871	350,000
Total Current Liabilities	8,664,244	4,354,105	3,670,308
Note payable long term		107,106	0
Operating lease liabilities long term	102,407	147,525	231,312
Finance leases payable, long term	167,694	247,677	0
Finance leases payable related party, long term	597,408	974,743	1,713,122
Total Long Term Liabilities	867,509	1,477,051	1,944,434
Total Liabilities	9,531,753	5,831,156	5,614,742
Stockholders’ Equity:
Preferred stock, Series A par value $.001; 10,000,000 shares authorized; 0 and 1,401,786 shares issued and outstanding in 2021 and 2020, respectively		1,402	1,402
Common stock, par value $.001; 250,000,000 shares authorized; 4,862,352 and 3,213,486 shares issued and outstanding in 2021 and 2020, respectively	4,862	3,213	3,211
Additional paid in capital	27,276,653	17,745,785	17,581,659
Accumulated deficit	(15,657,208)	(15,734,737)	(15,790,076)
Total Data Storage Corp Stockholders’ Equity	11,624,307	2,015,663	1,796,196
Non-controlling interest in consolidated subsidiary	(100,016)	(94,705)	(68,048)
Total Stockholder’s Equity	11,524,291	1,920,958	1,728,148
Total Liabilities and Stockholders’ Equity	$ 21,056,044	$ 7,752,114	$ 7,342,890